Equity Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments

3. EQUITY INVESTMENTS

Investment in Canada Jetlines Operations Ltd.:

On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of Jetlines to GlobalX shareholders. At that time, GlobalX retained 25% of the shares issued and outstanding of Jetlines and accounts for the investment in accordance with the equity method. As of December 31, 2023 and 2022, the Company holds approximately 10% and 13% ownership in Jetlines, respectively.